INCOME TAXES - Deferred Tax Assets and Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	$ 0	$ 0
Non-capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	5,666	2,707
Share issue costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	56	95
Capital assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2
Exploration and evaluation assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(2,662)	(2,781)
Right-of-use assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(2,399)
Convertible debenture
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(644)
Net Capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ (19)	$ (21)